Employee Benefits (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
EQRx, INC. [Member]
Employee Benefits (Details) [Line Items]
Company contribution	$ 0.7	$ 0.1	$ 0.3